BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 65.7%
Aerospace & Defense — 0.1%
MTU Aero Engines AG ................ 316 $ 71,044
Singapore Technologies Engineering Ltd. .... 24,000 66,994
138,038
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc. ........... 963 83,781
Deutsche Post AG (Registered) .......... 2,078 130,311
DSV A/S .......................... 652 156,065
Expeditors International of Washington, Inc. .. 909 108,289
FedEx Corp. ....................... 1,256 275,428
InPost SA
(a)
........................ 2,957 49,067
SG Holdings Co. Ltd. ................. 500 14,146
United Parcel Service, Inc., Class B ....... 3,287 598,563
Yamato Holdings Co. Ltd. .............. 400 10,124
1,425,774
Airlines — 0.6%
(a)
Alaska Air Group, Inc. ................. 373 21,858
American Airlines Group, Inc. ............ 1,920 39,398
ANA Holdings, Inc. ................... 300 7,799
Delta Air Lines, Inc. .................. 11,981 510,511
Japan Airlines Co. Ltd. ................ 200 4,761
Singapore Airlines Ltd.
(b)
............... 7,600 27,988
Southwest Airlines Co. ................ 10,961 563,724
United Airlines Holdings, Inc. ............ 968 46,048
1,222,087
Auto Components — 0.2%
Aptiv plc
(a)
......................... 284 42,307
Bridgestone Corp. ................... 4,100 193,976
Continental AG ..................... 409 44,400
Denso Corp. ....................... 1,700 111,006
Faurecia SE ....................... 129 6,069
Faurecia SE ....................... 44 2,087
Koito Manufacturing Co. Ltd. ............ 200 12,027
Sumitomo Electric Industries Ltd. ......... 500 6,649
Toyota Industries Corp. ................ 1,300 106,964
Vitesco Technologies Group AG
(a)
......... 81 4,785
530,270
Automobiles — 1.6%
Bayerische Motoren Werke AG .......... 775 73,609
Daimler AG (Registered) ............... 1,919 169,317
Ferrari NV
(c)
....................... 81 16,905
Ford Motor Co.
(a)
.................... 5,159 73,052
General Motors Co.
(a)
................. 1,492 78,643
Honda Motor Co. Ltd. ................. 6,900 212,132
Mazda Motor Corp.
(a)
................. 600 5,192
Nissan Motor Co. Ltd.
(a)
................ 8,800 43,978
Stellantis NV ....................... 2,600 49,513
Subaru Corp. ...................... 9,400 173,709
Suzuki Motor Corp. .................. 700 31,275
Tesla, Inc.
(a)
........................ 2,428 1,882,866
Toyota Motor Corp. .................. 27,500 489,978
Volkswagen AG ..................... 172 53,045
Yamaha Motor Co. Ltd. ................ 900 25,056
3,378,270
Banks — 3.5%
Australia & New Zealand Banking Group Ltd. . 6,651 133,569
Banco Bilbao Vizcaya Argentaria SA ....... 12,712 83,907
Banco Santander SA ................. 37,415 135,531
Bank of America Corp. ................ 22,247 944,385
Banque Cantonale Vaudoise (Registered) ... 458 34,823
Barclays plc ....................... 35,430 90,027
BNP Paribas SA .................... 2,400 153,554
Security
Shares
Shares Value
Banks (continued)
BOC Hong Kong Holdings Ltd. ........... 8,000 $ 24,107
CaixaBank SA ...................... 8,373 25,965
Citigroup, Inc. ...................... 6,065 425,642
Citizens Financial Group, Inc. ........... 796 37,396
Comerica, Inc. ...................... 418 33,649
Commonwealth Bank of Australia ......... 4,128 306,340
Credit Agricole SA ................... 2,332 32,054
Danske Bank A/S .................... 1,092 18,396
DBS Group Holdings Ltd. .............. 3,900 86,419
Erste Group Bank AG ................. 697 30,605
Fifth Third Bancorp .................. 1,695 71,936
First Republic Bank .................. 461 88,918
Hang Seng Bank Ltd. ................. 1,800 30,832
HSBC Holdings plc .................. 49,417 258,385
Huntington Bancshares, Inc. ............ 3,609 55,795
ING Groep NV ...................... 9,127 132,693
Intesa Sanpaolo SpA ................. 32,020 90,648
Japan Post Bank Co. Ltd. .............. 5,100 43,745
JPMorgan Chase & Co. ............... 8,860 1,450,293
KBC Group NV ..................... 562 50,695
KeyCorp .......................... 2,305 49,834
M&T Bank Corp. .................... 258 38,530
Mitsubishi UFJ Financial Group, Inc. ....... 38,900 229,951
Mizuho Financial Group, Inc. ............ 7,650 108,226
National Australia Bank Ltd. ............. 8,023 158,222
NatWest Group plc ................... 14,073 42,428
Nordea Bank Abp ................... 7,925 102,124
Oversea-Chinese Banking Corp. Ltd. ...... 7,300 61,471
People's United Financial, Inc. ........... 1,280 22,362
Raiffeisen Bank International AG ......... 134 3,505
Regions Financial Corp. ............... 2,616 55,747
Resona Holdings, Inc. ................ 4,800 19,200
Skandinaviska Enskilda Banken AB, Class A . 3,651 51,455
Societe Generale SA ................. 1,378 43,152
Standard Chartered plc ................ 5,978 34,946
Sumitomo Mitsui Financial Group, Inc. ...... 4,500 158,307
Sumitomo Mitsui Trust Holdings, Inc. ....... 900 30,996
SVB Financial Group
(a)
................ 154 99,619
Svenska Handelsbanken AB, Class A ...... 2,589 28,995
Swedbank AB, Class A ................ 1,498 30,207
Truist Financial Corp. ................. 4,793 281,109
UniCredit SpA ...................... 2,857 37,809
United Overseas Bank Ltd. ............. 2,500 47,294
US Bancorp ....................... 3,965 235,680
Wells Fargo & Co. ................... 12,230 567,594
Westpac Banking Corp. ............... 9,074 167,810
Zions Bancorp NA ................... 490 30,326
7,607,208
Beverages — 0.2%
Anheuser-Busch InBev SA/NV ........... 741 42,028
Coca-Cola Co. (The) ................. 2,459 129,024
Diageo plc ........................ 3,806 184,267
PepsiCo, Inc. ...................... 392 58,961
414,280
Biotechnology — 1.1%
AbbVie, Inc. ....................... 5,504 593,716
Amgen, Inc. ....................... 1,786 379,793
Argenx SE
(a)
....................... 89 26,894
Biogen, Inc.
(a)
...................... 452 127,912
CSL Ltd. .......................... 1,047 218,751
Genmab A/S
(a)
...................... 116 50,683
Gilead Sciences, Inc. ................. 3,903 272,625
Horizon Therapeutics plc
(a)
............. 457 50,060
Incyte Corp.
(a)
...................... 403 27,718

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Moderna, Inc.
(a)
..................... 935 $ 359,844
Regeneron Pharmaceuticals, Inc.
(a)
........ 319 193,052
Vertex Pharmaceuticals, Inc.
(a)
........... 772 140,033
2,441,081
Building Products — 0.4%
Assa Abloy AB, Class B ............... 1,546 44,844
Carrier Global Corp. .................. 1,993 103,158
Cie de Saint-Gobain .................. 1,305 87,822
Daikin Industries Ltd. ................. 700 152,627
Geberit AG (Registered) ............... 257 188,690
Johnson Controls International plc ........ 1,808 123,089
Kingspan Group plc .................. 430 42,892
Masco Corp. ....................... 594 32,997
Nibe Industrier AB, Class B ............. 3,189 40,075
ROCKWOOL International A/S, Class B ..... 77 32,886
Trane Technologies plc ................ 695 119,992
969,072
Capital Markets — 1.8%
3i Group plc ....................... 1,913 32,859
Abrdn plc ......................... 3,688 12,613
Ameriprise Financial, Inc. .............. 585 154,510
Amundi SA
(d)(e)
...................... 237 19,933
ASX Ltd. ......................... 125 7,217
Bank of New York Mellon Corp. (The) ...... 2,152 111,560
Cboe Global Markets, Inc. .............. 113 13,996
Charles Schwab Corp. (The) ............ 4,082 297,333
CME Group, Inc. .................... 978 189,126
Credit Suisse Group AG (Registered) ...... 6,806 67,218
Daiwa Securities Group, Inc. ............ 5,900 34,390
Deutsche Bank AG (Registered)
(a)
......... 4,636 58,913
Deutsche Boerse AG ................. 507 82,269
EQT AB .......................... 639 26,534
Franklin Resources, Inc. ............... 265 7,876
Futu Holdings Ltd., ADR
(a)(c)
............. 60 5,461
Goldman Sachs Group, Inc. (The) ........ 980 370,469
Hargreaves Lansdown plc .............. 773 14,842
Hong Kong Exchanges & Clearing Ltd. ..... 2,100 129,046
Intercontinental Exchange, Inc. .......... 1,737 199,442
Invesco Ltd. ....................... 413 9,957
Japan Exchange Group, Inc. ............ 1,400 34,720
Julius Baer Group Ltd. ................ 854 56,739
London Stock Exchange Group plc ........ 749 75,056
Macquarie Group Ltd. ................. 929 120,023
MarketAxess Holdings, Inc. ............. 69 29,028
Moody's Corp. ...................... 446 158,379
Morgan Stanley ..................... 4,325 420,866
MSCI, Inc. ........................ 220 133,835
Nasdaq, Inc. ....................... 261 50,378
Nomura Holdings, Inc. ................ 11,100 54,722
Northern Trust Corp. .................. 492 53,043
Partners Group Holding AG ............. 83 129,533
Raymond James Financial, Inc. .......... 342 31,560
S&P Global, Inc. .................... 929 394,723
SBI Holdings, Inc. ................... 400 9,797
Schroders plc ...................... 189 9,102
St. James's Place plc ................. 412 8,311
State Street Corp. ................... 754 63,879
T. Rowe Price Group, Inc. .............. 579 113,889
UBS Group AG (Registered) ............ 11,033 176,105
3,969,252
Chemicals — 1.2%
Air Liquide SA ...................... 1,401 224,384
Air Products & Chemicals, Inc. ........... 311 79,650
Security
Shares
Shares Value
Chemicals (continued)
Albemarle Corp. .................... 281 $ 61,531
Asahi Kasei Corp. ................... 2,200 23,575
BASF SE ......................... 3,188 241,683
Chr Hansen Holding A/S ............... 286 23,361
Corteva, Inc. ....................... 959 40,355
Dow, Inc. ......................... 1,247 71,777
DuPont de Nemours, Inc. .............. 990 67,310
Ecolab, Inc. ....................... 814 169,817
EMS-Chemie Holding AG (Registered) ..... 17 16,062
Givaudan SA (Registered) .............. 37 168,687
International Flavors & Fragrances, Inc. ..... 949 126,900
Koninklijke DSM NV .................. 708 141,583
Linde plc
(c)
........................ 1,187 348,242
LyondellBasell Industries NV, Class A ...... 364 34,162
Nippon Sanso Holdings Corp. ........... 1,200 30,073
Novozymes A/S, Class B ............... 534 36,606
PPG Industries, Inc. .................. 726 103,825
Sherwin-Williams Co. (The) ............. 644 180,146
Shin-Etsu Chemical Co. Ltd. ............ 1,200 202,523
Sika AG (Registered) ................. 403 127,418
Solvay SA ......................... 836 103,704
Sumitomo Chemical Co. Ltd. ............ 2,000 10,381
Umicore SA ....................... 491 29,047
2,662,802
Commercial Services & Supplies — 0.5%
Brambles Ltd. ...................... 7,875 60,554
Cintas Corp. ....................... 425 161,781
Copart, Inc.
(a)
...................... 1,163 161,331
Rentokil Initial plc .................... 9,779 76,793
Republic Services, Inc. ................ 877 105,293
Rollins, Inc. ........................ 2,038 72,003
Secom Co. Ltd. ..................... 400 28,931
Securitas AB, Class B ................. 1,641 25,973
Waste Connections, Inc. ............... 668 84,121
Waste Management, Inc. ............... 1,825 272,582
1,049,362
Construction & Engineering — 0.1%
Ferrovial SA ....................... 4,215 123,030
Quanta Services, Inc. ................. 417 47,463
Vinci SA .......................... 898 93,400
263,893
Construction Materials — 0.1%
CRH plc .......................... 1,908 90,048
HeidelbergCement AG ................ 80 5,968
James Hardie Industries plc, CDI ......... 665 23,589
119,605
Consumer Finance — 0.3%
American Express Co. ................ 1,850 309,931
Capital One Financial Corp. ............. 1,213 196,470
Discover Financial Services ............. 711 87,346
Synchrony Financial .................. 1,099 53,719
647,466
Containers & Packaging — 0.0%
Smurfit Kappa Group plc ............... 492 25,903
Distributors — 0.4%
Genuine Parts Co. ................... 3,352 406,363
LKQ Corp.
(a)
....................... 4,382 220,502
Pool Corp. ........................ 455 197,657
824,522

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B
(a)
....... 6,384 $ 1,742,449
Equitable Holdings, Inc. ............... 668 19,800
EXOR NV ......................... 48 4,028
Groupe Bruxelles Lambert SA ........... 640 70,397
Investor AB, Class B .................. 5,816 125,070
Jackson Financial, Inc., Class A
(a)
......... 138 3,588
Kinnevik AB, Class B
(a)
................ 378 13,288
M&G plc .......................... 4,623 12,631
Mitsubishi HC Capital, Inc. .............. 2,300 12,026
ORIX Corp. ........................ 4,100 76,717
Sofina SA ......................... 52 20,662
2,100,656
Diversified Telecommunication Services — 0.0%
BT Group plc
(a)
..................... 5,497 11,785
Cellnex Telecom SA
(d)(e)
................ 393 24,264
Deutsche Telekom AG (Registered) ....... 1,981 39,727
75,776
Electric Utilities — 1.8%
AusNet Services Ltd. ................. 40,301 72,947
CK Infrastructure Holdings Ltd. ........... 21,500 119,919
Edison International .................. 5,459 302,811
Electricite de France SA ............... 4,002 50,290
Elia Group SA/NV ................... 770 92,015
Endesa SA ........................ 6,157 124,171
Enel SpA ......................... 31,105 238,738
Entergy Corp. ...................... 2,844 282,438
Eversource Energy .................. 3,494 285,669
Exelon Corp. ....................... 10,396 502,543
Fortum OYJ ....................... 4,981 151,254
Iberdrola SA ....................... 30,949 311,360
NextEra Energy, Inc. ................. 13,208 1,037,092
Orsted A/S
(d)(e)
...................... 773 101,893
SSE plc .......................... 5,731 120,667
Terna SpA ........................ 13,865 98,397
Verbund AG ....................... 717 72,514
3,964,718
Electrical Equipment — 0.2%
ABB Ltd. (Registered) ................. 1,757 58,775
Legrand SA ....................... 651 69,755
Mitsubishi Electric Corp. ............... 2,800 38,913
Nidec Corp. ....................... 900 99,216
Prysmian SpA ...................... 184 6,427
Schneider Electric SE ................. 630 104,929
Siemens Gamesa Renewable Energy SA
(a)
.. 129 3,279
Vestas Wind Systems A/S .............. 3,305 132,560
513,854
Electronic Equipment, Instruments & Components — 0.3%
Halma plc ......................... 316 12,053
Hamamatsu Photonics KK .............. 1,300 80,416
Hexagon AB, Class B ................. 2,763 42,738
Keyence Corp. ..................... 400 238,748
Kyocera Corp. ...................... 1,200 75,014
Murata Manufacturing Co. Ltd. ........... 1,400 123,834
Zebra Technologies Corp., Class A
(a)
....... 24 12,370
585,173
Energy Equipment & Services — 0.0%
NOV, Inc.
(a)
........................ 1,169 15,326
Entertainment — 1.2%
Activision Blizzard, Inc. ................ 2,317 179,313
AMC Entertainment Holdings, Inc., Class A
(a)
. 605 23,026
Bollore SA ........................ 2,469 14,258
Security
Shares
Shares Value
Entertainment (continued)
Electronic Arts, Inc. .................. 779 $ 110,813
Live Nation Entertainment, Inc.
(a)
......... 563 51,306
Netflix, Inc.
(a)
....................... 1,478 902,082
Nexon Co. Ltd. ..................... 800 12,840
Nintendo Co. Ltd. .................... 300 143,365
Roku, Inc.
(a)
........................ 45 14,101
Sea Ltd., ADR
(a)(c)
.................... 179 57,053
Take-Two Interactive Software, Inc.
(a)
....... 236 36,360
Universal Music Group NV
(a)
............ 2,057 55,077
Walt Disney Co. (The)
(a)
............... 6,377 1,078,797
2,678,391
Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc. ....... 554 105,853
American Tower Corp. ................ 1,565 415,367
Ascendas REIT ..................... 15,400 33,944
AvalonBay Communities, Inc. ........... 510 113,036
Boston Properties, Inc. ................ 517 56,017
British Land Co. plc (The) .............. 759 5,036
CapitaLand Integrated Commercial Trust .... 22,122 32,941
Covivio .......................... 84 7,059
Crown Castle International Corp. ......... 1,567 271,592
Daiwa House REIT Investment Corp. ...... 8 23,493
Digital Realty Trust, Inc.
(b)
.............. 1,056 152,539
Duke Realty Corp. ................... 1,224 58,593
Equinix, Inc. ....................... 319 252,051
Equity LifeStyle Properties, Inc. .......... 110 8,591
Equity Residential ................... 1,228 99,370
Essex Property Trust, Inc. .............. 229 73,220
Extra Space Storage, Inc. .............. 475 79,795
Federal Realty Investment Trust .......... 212 25,014
Gecina SA ........................ 117 15,741
GLP J-Reit ........................ 12 19,753
Goodman Group .................... 3,686 56,717
Healthpeak Properties, Inc. ............. 1,743 58,356
Host Hotels & Resorts, Inc.
(a)
............ 2,146 35,044
Invitation Homes, Inc. ................. 676 25,911
Iron Mountain, Inc. ................... 1,025 44,536
Japan Metropolitan Fund Invest .......... 12 11,523
Japan Real Estate Investment Corp. ....... 5 29,991
Kimco Realty Corp. .................. 1,799 37,329
Klepierre SA ....................... 302 6,754
Land Securities Group plc .............. 1,619 15,090
Link REIT ......................... 6,100 52,236
Mapletree Logistics Trust .............. 7,100 10,614
Medical Properties Trust, Inc. ............ 370 7,426
Mid-America Apartment Communities, Inc. ... 385 71,899
Nippon Building Fund, Inc. .............. 4 25,987
Nippon Prologis REIT, Inc. .............. 3 10,026
Nomura Real Estate Master Fund, Inc. ..... 13 18,711
Orix JREIT, Inc. ..................... 4 6,962
Prologis, Inc. ....................... 2,637 330,759
Public Storage ...................... 572 169,941
Realty Income Corp. .................. 1,470 95,344
Regency Centers Corp. ............... 392 26,393
SBA Communications Corp. ............ 408 134,873
Scentre Group ...................... 10,526 22,403
Segro plc ......................... 2,663 42,778
Simon Property Group, Inc.
(b)
............ 1,159 150,635
Stockland ......................... 2,951 9,358
Sun Communities, Inc. ................ 102 18,880
UDR, Inc. ......................... 822 43,550
Unibail-Rodamco-Westfield
(a)
............ 217 15,971
United Urban Investment Corp. .......... 5 6,758
Ventas, Inc. ....................... 1,309 72,270
VEREIT, Inc. ....................... 196 8,865

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties, Inc.
(b)
................. 326 $ 9,262
Vornado Realty Trust ................. 268 11,259
Welltower, Inc. ...................... 1,513 124,671
Weyerhaeuser Co. ................... 2,460 87,502
WP Carey, Inc. ..................... 87 6,355
3,761,944
Food & Staples Retailing — 0.8%
Aeon Co. Ltd. ...................... 1,900 49,951
Carrefour SA ....................... 1,270 22,760
Costco Wholesale Corp. ............... 1,712 769,287
Endeavour Group Ltd. ................ 1,295 6,480
Jeronimo Martins SGPS SA ............. 3,101 61,819
Koninklijke Ahold Delhaize NV ........... 4,522 150,574
Kroger Co. (The) .................... 3,041 122,948
Ocado Group plc
(a)
................... 859 19,197
Sysco Corp. ....................... 2,790 219,015
Tsuruha Holdings, Inc. ................ 100 12,332
Walgreens Boots Alliance, Inc. ........... 3,490 164,205
Welcia Holdings Co. Ltd. ............... 100 3,604
Wm Morrison Supermarkets plc .......... 4,144 16,444
Woolworths Group Ltd. ................ 1,689 47,441
1,666,057
Food Products — 0.3%
Kerry Group plc, Class A ............... 268 36,011
Kikkoman Corp. ..................... 300 24,412
Nestle SA (Registered) ................ 5,625 677,756
738,179
Gas Utilities — 0.2%
APA Group
(f)
....................... 11,087 69,059
Hong Kong & China Gas Co. Ltd. ......... 23,732 35,857
Naturgy Energy Group SA .............. 5,952 149,817
Osaka Gas Co. Ltd. .................. 4,400 80,401
Snam SpA ........................ 21,172 117,121
Toho Gas Co. Ltd. ................... 500 21,747
Tokyo Gas Co. Ltd. .................. 3,300 61,404
535,406
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories .................. 4,872 575,529
Alcon, Inc. ........................ 1,182 95,708
Align Technology, Inc.
(a)
................ 62 41,257
Baxter International, Inc. ............... 1,390 111,798
Becton Dickinson and Co. .............. 401 98,574
Boston Scientific Corp.
(a)
............... 1,720 74,631
Carl Zeiss Meditec AG ................ 176 33,713
Coloplast A/S, Class B ................ 310 48,472
Danaher Corp. ..................... 1,639 498,977
DexCom, Inc.
(a)
..................... 93 50,858
Edwards Lifesciences Corp.
(a)
........... 819 92,719
GN Store Nord A/S ................... 94 6,501
Hoya Corp. ........................ 900 140,417
IDEXX Laboratories, Inc.
(a)
.............. 89 55,349
Intuitive Surgical, Inc.
(a)(b)
............... 206 204,795
Koninklijke Philips NV ................. 1,897 84,278
Medtronic plc ...................... 2,759 345,841
Olympus Corp. ..................... 2,800 61,286
ResMed, Inc. ...................... 108 28,463
Siemens Healthineers AG
(d)(e)
............ 1,562 101,304
Smith & Nephew plc .................. 1,828 31,493
Sonova Holding AG (Registered) ......... 89 33,634
Straumann Holding AG (Registered) ....... 18 32,282
Stryker Corp. ...................... 490 129,223
Sysmex Corp. ...................... 400 49,684
Terumo Corp. ...................... 1,600 75,549
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc. ....... 58 $ 24,623
3,126,958
Health Care Providers & Services — 1.1%
Anthem, Inc. ....................... 735 274,008
Centene Corp.
(a)
.................... 1,941 120,944
Cigna Corp. ....................... 942 188,551
CVS Health Corp. ................... 3,142 266,630
Fresenius Medical Care AG & Co. KGaA .... 772 54,151
Fresenius SE & Co. KGaA .............. 1,573 75,292
HCA Healthcare, Inc. ................. 532 129,127
Humana, Inc. ...................... 421 163,832
Laboratory Corp. of America Holdings
(a)
..... 98 27,581
McKesson Corp. .................... 189 37,683
UnitedHealth Group, Inc. ............... 2,925 1,142,915
2,480,714
Health Care Technology — 0.0%
M3, Inc. .......................... 1,100 78,395
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A
(a)
................. 945 158,524
Aramark .......................... 2,326 76,432
Aristocrat Leisure Ltd. ................. 473 15,730
Booking Holdings, Inc.
(a)
............... 205 486,643
Caesars Entertainment, Inc.
(a)
........... 1,387 155,732
Carnival Corp.
(a)
..................... 7,112 177,871
Chipotle Mexican Grill, Inc.
(a)
............ 190 345,329
Compass Group plc
(a)
................. 5,008 102,419
Darden Restaurants, Inc. .............. 1,184 179,341
Domino's Pizza, Inc. .................. 303 144,519
DraftKings, Inc., Class A
(a)
.............. 1,450 69,832
Evolution AB
(d)(e)
..................... 410 62,090
Expedia Group, Inc.
(a)
................. 948 155,377
Flutter Entertainment plc
(a)
.............. 405 80,324
Hilton Worldwide Holdings, Inc.
(a)
......... 1,529 201,996
InterContinental Hotels Group plc
(a)
........ 152 9,705
Las Vegas Sands Corp.
(a)
.............. 3,455 126,453
Marriott International, Inc., Class A
(a)
....... 1,483 219,618
McDonald's Corp. ................... 3,852 928,756
MGM Resorts International ............. 2,346 101,230
Norwegian Cruise Line Holdings Ltd.
(a)
...... 1,107 29,568
Oriental Land Co. Ltd. ................ 600 97,066
Penn National Gaming, Inc.
(a)
............ 445 32,245
Royal Caribbean Cruises Ltd.
(a)
.......... 1,525 135,649
Sodexo SA
(a)
....................... 387 33,822
Starbucks Corp. ..................... 6,710 740,180
Vail Resorts, Inc.
(a)
................... 194 64,806
Wynn Resorts Ltd.
(a)
.................. 770 65,258
Yum! Brands, Inc. ................... 2,333 285,349
5,281,864
Household Durables — 0.5%
Casio Computer Co. Ltd. ............... 1,200 19,867
DR Horton, Inc. ..................... 2,308 193,803
Husqvarna AB, Class B ................ 1,581 18,887
Leggett & Platt, Inc. .................. 399 17,891
Lennar Corp., Class A ................. 2,001 187,454
Mohawk Industries, Inc.
(a)
.............. 25 4,435
Newell Brands, Inc. .................. 1,173 25,970
NVR, Inc.
(a)
........................ 26 124,646
Panasonic Corp. .................... 6,200 76,851
PulteGroup, Inc. .................... 2,160 99,187
Sekisui House Ltd. ................... 800 16,753
Sharp Corp. ....................... 600 7,564

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Household Durables (continued)
Sony Corp. ........................ 3,300 $ 366,362
1,159,670
Household Products — 0.3%
Procter & Gamble Co. (The) ............ 3,268 456,866
Reckitt Benckiser Group plc ............. 1,923 151,071
Unicharm Corp. ..................... 300 13,294
621,231
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis SA .................. 2,327 57,737
Uniper SE ......................... 2,524 105,073
162,810
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. ............. 13,500 90,060
Hitachi Ltd. ........................ 1,800 106,489
Siemens AG (Registered) .............. 1,601 261,845
Smiths Group plc .................... 1,038 20,016
Toshiba Corp. ...................... 800 33,673
512,083
Insurance — 3.5%
Admiral Group plc ................... 394 16,463
Aegon NV ......................... 4,720 24,364
Aflac, Inc. ......................... 4,529 236,097
Ageas SA ......................... 226 11,192
AIA Group Ltd. ..................... 31,000 356,637
Alleghany Corp.
(a)
.................... 123 76,802
Allianz SE (Registered) ................ 1,243 278,489
Allstate Corp. (The) .................. 2,404 306,053
American Financial Group, Inc. .......... 582 73,233
American International Group, Inc. ........ 2,633 144,525
Aon plc, Class A .................... 1,583 452,374
Arch Capital Group Ltd.
(a)
.............. 2,991 114,196
Arthur J Gallagher & Co. ............... 1,865 277,232
Assicurazioni Generali SpA ............. 1,724 36,513
Assurant, Inc. ...................... 247 38,964
Athene Holding Ltd., Class A
(a)
........... 1,048 72,176
Aviva plc ......................... 10,521 55,760
AXA SA .......................... 5,653 156,663
Baloise Holding AG (Registered) ......... 296 44,900
Brown & Brown, Inc. .................. 2,098 116,334
Cincinnati Financial Corp. .............. 1,129 128,954
Dai-ichi Life Holdings, Inc. .............. 2,900 63,426
Erie Indemnity Co., Class A ............. 445 79,397
Everest Re Group Ltd. ................ 484 121,378
Fidelity National Financial, Inc. ........... 2,089 94,715
Globe Life, Inc. ..................... 466 41,488
Hannover Rueck SE .................. 316 55,029
Hartford Financial Services Group, Inc. (The) . 2,935 206,184
Insurance Australia Group Ltd. ........... 3,263 11,395
Japan Post Holdings Co. Ltd.
(a)
........... 10,300 86,578
Japan Post Insurance Co. Ltd. ........... 800 14,510
Legal & General Group plc ............. 12,200 45,836
Lincoln National Corp. ................ 1,113 76,519
Loews Corp. ....................... 2,716 146,474
Markel Corp.
(a)
...................... 70 83,659
Marsh & McLennan Cos., Inc. ........... 3,133 474,430
MetLife, Inc. ....................... 5,171 319,206
MS&AD Insurance Group Holdings, Inc. .... 2,400 80,272
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 475 129,613
NN Group NV ...................... 1,257 65,844
Principal Financial Group, Inc. ........... 1,469 94,604
Progressive Corp. (The)
(b)
.............. 4,415 399,072
Prudential Financial, Inc. ............... 2,176 228,915
Security
Shares
Shares Value
Insurance (continued)
Prudential plc ...................... 6,028 $ 116,976
QBE Insurance Group Ltd. ............. 2,518 20,744
RenaissanceRe Holdings Ltd.
(c)
.......... 174 24,256
Sampo OYJ, Class A ................. 2,220 109,759
SCOR SE ......................... 237 6,825
Sompo Holdings, Inc. ................. 1,400 60,739
Suncorp Group Ltd. .................. 2,977 26,471
Swiss Life Holding AG (Registered) ........ 177 89,185
Swiss Re AG ....................... 1,370 116,930
T&D Holdings, Inc. ................... 1,600 21,949
Tokio Marine Holdings, Inc. ............. 2,600 139,373
Travelers Cos., Inc. (The) .............. 2,102 319,525
Tryg A/S .......................... 2,034 46,108
Unum Group ....................... 611 15,312
Willis Towers Watson plc ............... 1,135 263,842
WR Berkley Corp. ................... 1,863 136,334
Zurich Insurance Group AG ............. 601 245,761
7,696,554
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A
(a)
............... 920 2,459,638
Alphabet, Inc., Class C
(a)
............... 874 2,329,481
Facebook, Inc., Class A
(a)
.............. 7,271 2,467,705
Match Group, Inc.
(a)
.................. 172 27,002
Pinterest, Inc., Class A
(a)
............... 240 12,228
Snap, Inc., Class A
(a)
................. 406 29,991
Twitter, Inc.
(a)
....................... 2,648 159,913
Z Holdings Corp. .................... 6,100 39,041
Zillow Group, Inc., Class C
(a)
............ 122 10,753
7,535,752
Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.
(a)
.................. 1,517 4,983,406
Chewy, Inc., Class A
(a)
................ 843 57,417
Delivery Hero SE
(a)(d)(e)
................ 594 75,768
DoorDash, Inc., Class A
(a)
.............. 943 194,239
eBay, Inc. ......................... 4,437 309,126
Etsy, Inc.
(a)
........................ 936 194,651
HelloFresh SE
(a)
..................... 636 58,618
Just Eat Takeaway.com NV
(a)(d)(e)
.......... 321 23,454
MercadoLibre, Inc.
(a)(c)
................. 77 129,314
Mercari, Inc.
(a)
...................... 300 16,577
Prosus NV
(a)
....................... 2,245 179,692
Rakuten Group, Inc. .................. 2,900 28,248
Wayfair, Inc., Class A
(a)
................ 396 101,182
Zalando SE
(a)(d)(e)
.................... 657 59,919
ZOZO, Inc. ........................ 300 11,239
6,422,850
IT Services — 3.0%
Accenture plc, Class A ................ 2,018 645,599
Adyen NV
(a)(d)(e)
..................... 57 159,336
Afterpay Ltd.
(a)
...................... 223 19,373
Akamai Technologies, Inc.
(a)
............. 521 54,491
Amadeus IT Group SA
(a)
............... 780 51,302
Atos SE .......................... 1,771 94,079
Automatic Data Processing, Inc. .......... 1,613 322,471
Broadridge Financial Solutions, Inc. ....... 200 33,328
Capgemini SE ...................... 746 154,703
Cognizant Technology Solutions Corp., Class A 1,777 131,871
Computershare Ltd. .................. 5,494 71,043
DXC Technology Co.
(a)
................ 763 25,644
Edenred .......................... 305 16,419
EPAM Systems, Inc.
(a)
................. 57 32,517
Fidelity National Information Services, Inc. ... 1,866 227,055
Fiserv, Inc.
(a)
....................... 1,686 182,931

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
IT Services (continued)
FleetCor Technologies, Inc.
(a)
............ 256 $ 66,885
Fujitsu Ltd. ........................ 300 54,213
Gartner, Inc.
(a)
...................... 258 78,401
Global Payments, Inc. ................ 749 118,027
International Business Machines Corp. ..... 2,987 414,984
Jack Henry & Associates, Inc. ........... 73 11,976
Mastercard, Inc., Class A ............... 2,764 960,988
MongoDB, Inc.
(a)
.................... 51 24,047
NTT Data Corp. ..................... 3,400 65,736
Obic Co. Ltd. ....................... 100 19,016
Okta, Inc., Class A
(a)
.................. 22 5,222
Paychex, Inc. ...................... 527 59,261
PayPal Holdings, Inc.
(a)
................ 3,600 936,756
Snowflake, Inc., Class A
(a)
.............. 102 30,848
Square, Inc., Class A
(a)
................ 92 22,065
Twilio, Inc., Class A
(a)
................. 52 16,591
VeriSign, Inc.
(a)
..................... 284 58,223
Visa, Inc., Class A ................... 5,220 1,162,755
Western Union Co. (The) .............. 481 9,726
Wix.com Ltd.
(a)(c)
..................... 150 29,396
Worldline SA
(a)(d)(e)
................... 1,854 141,323
6,508,601
Leisure Products — 0.3%
Bandai Namco Holdings, Inc. ............ 800 60,142
Hasbro, Inc. ....................... 1,703 151,942
Peloton Interactive, Inc., Class A
(a)
........ 2,728 237,472
Shimano, Inc. ...................... 300 87,656
Yamaha Corp. ...................... 700 44,032
581,244
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. .............. 746 117,517
Avantor, Inc.
(a)
...................... 655 26,789
Bio-Rad Laboratories, Inc., Class A
(a)
....... 44 32,822
Bio-Techne Corp. .................... 83 40,219
Charles River Laboratories International, Inc.
(a)
62 25,586
Eurofins Scientific SE ................. 140 17,975
Illumina, Inc.
(a)
...................... 434 176,035
IQVIA Holdings, Inc.
(a)
................. 493 118,093
Lonza Group AG (Registered) ........... 152 114,017
Mettler-Toledo International, Inc.
(a)
........ 55 75,755
PerkinElmer, Inc. .................... 266 46,095
QIAGEN NV
(a)
...................... 612 31,752
Sartorius Stedim Biotech ............... 25 13,970
Thermo Fisher Scientific, Inc. ............ 1,185 677,026
Waters Corp.
(a)
..................... 137 48,950
1,562,601
Machinery — 0.6%
Atlas Copco AB, Class A ............... 731 44,142
Atlas Copco AB, Class B ............... 603 30,648
CNH Industrial NV
(c)
.................. 1,219 20,490
Daifuku Co. Ltd. ..................... 400 37,514
Deere & Co. ....................... 114 38,198
FANUC Corp. ...................... 400 87,705
Harmonic Drive Systems, Inc. ........... 400 19,183
Hoshizaki Corp. ..................... 200 18,191
Illinois Tool Works, Inc. ................ 515 106,414
Komatsu Ltd. ...................... 3,400 81,425
Kubota Corp. ...................... 5,600 119,183
Makita Corp. ....................... 1,600 87,972
Mitsubishi Heavy Industries Ltd. .......... 400 10,718
NGK Insulators Ltd. .................. 1,200 20,341
Rational AG ....................... 6 5,636
Sandvik AB ........................ 582 13,296
Security
Shares
Shares Value
Machinery (continued)
Schindler Holding AG (Registered) ........ 100 $ 25,763
SKF AB, Class B .................... 411 9,692
SMC Corp. ........................ 100 62,391
Snap-on, Inc. ...................... 28 5,851
Spirax-Sarco Engineering plc ............ 183 36,821
Stanley Black & Decker, Inc. ............ 189 33,134
Techtronic Industries Co. Ltd. ............ 7,000 138,331
Volvo AB, Class B ................... 4,918 109,802
Xylem, Inc. ........................ 212 26,220
Yaskawa Electric Corp. ................ 400 19,207
1,208,268
Marine — 0.1%
AP Moller - Maersk A/S, Class A .......... 15 38,655
Kuehne + Nagel International AG (Registered) 491 167,628
Nippon Yusen KK .................... 200 14,986
SITC International Holdings Co. Ltd. ....... 2,000 7,117
228,386
Media — 0.8%
Charter Communications, Inc., Class A
(a)
.... 516 375,421
Comcast Corp., Class A ............... 15,608 872,955
CyberAgent, Inc. .................... 500 9,646
Dentsu Group, Inc. ................... 300 11,542
Discovery, Inc., Class A
(a)
.............. 677 17,182
Discovery, Inc., Class C
(a)
.............. 1,211 29,391
Fox Corp., Class A ................... 1,092 43,800
Fox Corp., Class B ................... 423 15,702
Informa plc
(a)
....................... 3,335 24,525
Interpublic Group of Cos., Inc. (The) ....... 1,095 40,154
Liberty Broadband Corp., Class C
(a)
....... 89 15,370
News Corp., Class A .................. 980 23,059
News Corp., Class B ................. 365 8,479
Omnicom Group, Inc. ................. 582 42,172
Pearson plc ....................... 1,523 14,606
Publicis Groupe SA .................. 269 18,071
Sirius XM Holdings, Inc.
(b)
.............. 2,032 12,395
ViacomCBS, Inc. .................... 2,382 94,113
Vivendi SE ........................ 2,057 25,898
WPP plc .......................... 1,284 17,203
1,711,684
Metals & Mining — 0.1%
Antofagasta plc ..................... 2,382 43,288
Boliden AB
(a)
....................... 2,837 90,842
Glencore plc
(a)
...................... 11,134 52,375
Rio Tinto Ltd. ...................... 286 20,361
Rio Tinto plc ....................... 1,407 92,232
Sumitomo Metal Mining Co. Ltd. .......... 600 21,696
320,794
Multiline Retail — 0.7%
Dollar General Corp. ................. 1,931 409,642
Dollar Tree, Inc.
(a)
.................... 2,623 251,074
Pan Pacific International Holdings Corp. .... 600 12,380
Ryohin Keikaku Co. Ltd. ............... 500 11,122
Target Corp. ....................... 3,308 756,771
1,440,989
Multi-Utilities — 0.9%
CenterPoint Energy, Inc. ............... 4,629 113,873
Consolidated Edison, Inc. .............. 4,124 299,361
E.ON SE ......................... 17,618 215,040
Engie SA ......................... 11,120 145,485
National Grid plc .................... 20,234 241,103
Public Service Enterprise Group, Inc. ...... 7,265 442,439
Sempra Energy ..................... 2,280 288,420

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Multi-Utilities (continued)
Suez SA .......................... 3,435 $ 78,325
Veolia Environnement SA .............. 2,896 88,490
1,912,536
Oil, Gas & Consumable Fuels — 2.4%
Ampol Ltd. ........................ 649 12,952
APA Corp. ........................ 1,131 24,237
BP plc ........................... 60,980 277,755
Cabot Oil & Gas Corp. ................ 1,196 26,025
Chevron Corp. ...................... 9,968 1,011,254
ConocoPhillips ..................... 5,747 389,474
Devon Energy Corp. .................. 1,783 63,314
Diamondback Energy, Inc. .............. 542 51,311
ENEOS Holdings, Inc. ................ 22,300 90,591
Eni SpA .......................... 11,529 153,742
EOG Resources, Inc. ................. 1,747 140,232
Exxon Mobil Corp. ................... 12,670 745,249
Galp Energia SGPS SA ............... 4,515 51,281
Hess Corp. ........................ 1,554 121,383
Idemitsu Kosan Co. Ltd. ............... 2,300 60,505
Inpex Corp. ........................ 4,300 33,481
Kinder Morgan, Inc. .................. 5,829 97,519
Koninklijke Vopak NV ................. 842 33,177
Lundin Energy AB ................... 639 23,721
Marathon Oil Corp. ................... 2,359 32,248
Marathon Petroleum Corp. ............. 1,907 117,872
Neste OYJ ........................ 1,771 99,906
Occidental Petroleum Corp. ............. 5,666 167,600
OMV AG ......................... 1,648 99,235
ONEOK, Inc. ....................... 1,334 77,359
Phillips 66 ......................... 1,311 91,809
Pioneer Natural Resources Co. .......... 1,064 177,167
Repsol SA ........................ 7,132 93,098
Santos Ltd. ........................ 1,728 8,851
TOTAL SE ........................ 8,753 418,376
Valero Energy Corp. .................. 2,704 190,821
Williams Cos., Inc. (The) ............... 11,597 300,826
Woodside Petroleum Ltd. .............. 1,816 31,052
5,313,423
Paper & Forest Products — 0.0%
Mondi plc ......................... 621 15,218
Stora Enso OYJ, Class R .............. 588 9,794
25,012
Personal Products — 0.3%
Kao Corp. ......................... 400 23,805
L'Oreal SA ........................ 440 182,074
Shiseido Co. Ltd. .................... 800 53,768
Unilever plc ........................ 3,674 198,905
Unilever plc ........................ 2,443 131,998
590,550
Pharmaceuticals — 4.0%
Astellas Pharma, Inc. ................. 4,400 72,420
AstraZeneca plc .................... 3,464 417,473
AstraZeneca plc, ADR
(c)
............... 859 51,592
Bristol-Myers Squibb Co. ............... 10,459 618,859
Catalent, Inc.
(a)
..................... 1,087 144,647
Chugai Pharmaceutical Co. Ltd. .......... 1,900 69,528
Daiichi Sankyo Co. Ltd. ................ 4,200 111,641
Eisai Co. Ltd. ...................... 600 44,945
Elanco Animal Health, Inc.
(a)
............. 2,244 71,561
Eli Lilly & Co. ...................... 3,658 845,181
GlaxoSmithKline plc .................. 11,336 213,946
Jazz Pharmaceuticals plc
(a)
............. 276 35,938
Johnson & Johnson .................. 8,908 1,438,642
Security
Shares
Shares Value
Pharmaceuticals (continued)
Kyowa Kirin Co. Ltd. .................. 600 $ 21,630
Merck & Co., Inc. .................... 11,004 826,510
Merck KGaA ....................... 458 99,129
Novartis AG (Registered) .............. 5,253 430,742
Novo Nordisk A/S, Class B ............. 3,724 358,955
Ono Pharmaceutical Co. Ltd. ............ 400 9,122
Organon & Co. ..................... 758 24,855
Otsuka Holdings Co. Ltd. .............. 900 38,486
Perrigo Co. plc ..................... 400 18,932
Pfizer, Inc. ........................ 23,974 1,031,122
Roche Holding AG ................... 1,854 686,836
Royalty Pharma plc, Class A ............ 528 19,082
Sanofi ........................... 2,201 211,877
Shionogi & Co. Ltd. .................. 500 34,215
Takeda Pharmaceutical Co. Ltd. .......... 4,500 148,423
UCB SA .......................... 118 13,213
Viatris, Inc. ........................ 8,358 113,251
Zoetis, Inc. ........................ 2,344 455,064
8,677,817
Professional Services — 0.9%
Adecco Group AG (Registered) .......... 2,461 123,310
Booz Allen Hamilton Holding Corp. ........ 414 32,851
Clarivate plc
(a)
...................... 1,325 29,017
CoStar Group, Inc.
(a)
.................. 1,025 88,211
Equifax, Inc. ....................... 600 152,052
Experian plc ....................... 3,524 147,621
IHS Markit Ltd. ..................... 1,625 189,508
Intertek Group plc ................... 536 35,841
Nielsen Holdings plc .................. 1,073 20,591
Randstad NV ...................... 1,096 73,790
Recruit Holdings Co. Ltd. .............. 3,700 226,166
RELX plc ......................... 7,207 207,463
Robert Half International, Inc. ............ 564 56,586
Teleperformance .................... 99 38,940
TransUnion ........................ 312 35,041
Verisk Analytics, Inc. .................. 890 178,240
Wolters Kluwer NV ................... 2,275 241,142
1,876,370
Real Estate Management & Development — 0.4%
Aroundtown SA ..................... 3,354 23,105
Capitaland Investment Ltd.
(a)
............ 17,600 44,071
CBRE Group, Inc., Class A
(a)
............ 1,140 110,990
CK Asset Holdings Ltd. ................ 6,500 37,504
Daito Trust Construction Co. Ltd. ......... 100 11,731
Daiwa House Industry Co. Ltd. ........... 1,800 60,003
Deutsche Wohnen SE ................ 1,083 66,220
ESR Cayman Ltd.
(a)(d)(e)
................ 2,400 7,243
Fastighets AB Balder, Class B
(a)
.......... 198 11,899
Hang Lung Properties Ltd. .............. 3,000 6,837
Henderson Land Development Co. Ltd. ..... 10,000 38,184
Hongkong Land Holdings Ltd.
(c)
.......... 7,100 33,914
Hulic Co. Ltd. ...................... 1,200 13,364
LEG Immobilien SE .................. 190 26,838
Mitsubishi Estate Co. Ltd. .............. 4,500 71,653
Mitsui Fudosan Co. Ltd. ............... 3,100 73,640
New World Development Co. Ltd. ......... 7,000 28,471
Sino Land Co. Ltd. ................... 8,000 10,762
Sumitomo Realty & Development Co. Ltd. ... 900 32,896
Sun Hung Kai Properties Ltd. ............ 5,500 68,675
Swire Pacific Ltd., Class A .............. 500 2,959
Swire Properties Ltd. ................. 4,400 11,033
Swiss Prime Site AG (Registered) ......... 556 54,311
Vonovia SE ........................ 1,606 96,550

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Wharf Real Estate Investment Co. Ltd. ..... 3,000 $ 15,414
958,267
Road & Rail — 0.6%
Central Japan Railway Co. ............. 200 31,925
CSX Corp. ........................ 6,890 204,909
East Japan Railway Co. ............... 500 35,337
JB Hunt Transport Services, Inc. ......... 155 25,919
Kansas City Southern ................. 327 88,499
Lyft, Inc., Class A
(a)
................... 222 11,897
MTR Corp. Ltd. ..................... 9,500 51,128
Norfolk Southern Corp. ................ 790 189,007
Old Dominion Freight Line, Inc. .......... 240 68,635
Uber Technologies, Inc.
(a)
.............. 1,292 57,882
Union Pacific Corp. .................. 2,210 433,182
1,198,320
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.
(a)
.......... 2,627 270,318
Analog Devices, Inc. .................. 1,222 204,660
Applied Materials, Inc. ................ 2,423 311,913
ASML Holding NV ................... 780 582,706
Broadcom, Inc. ..................... 980 475,231
Enphase Energy, Inc.
(a)
................ 280 41,992
Infineon Technologies AG .............. 352 14,396
Intel Corp. ........................ 9,188 489,537
KLA Corp. ......................... 290 97,008
Lam Research Corp. ................. 302 171,883
Lasertec Corp. ..................... 300 68,297
Microchip Technology, Inc. .............. 639 98,080
Micron Technology, Inc.
(a)
.............. 2,209 156,795
NVIDIA Corp. ...................... 6,232 1,291,021
NXP Semiconductors NV
(c)
............. 1,000 195,870
ON Semiconductor Corp.
(a)
............. 993 45,450
QUALCOMM, Inc. ................... 1,486 191,664
Renesas Electronics Corp.
(a)
............ 3,300 40,614
Rohm Co. Ltd. ...................... 100 9,430
Skyworks Solutions, Inc. ............... 69 11,370
SolarEdge Technologies, Inc.
(a)
........... 54 14,322
STMicroelectronics NV ................ 1,377 60,122
Teradyne, Inc. ...................... 583 63,646
Texas Instruments, Inc. ................ 1,333 256,216
Tokyo Electron Ltd. .................. 300 132,534
Xilinx, Inc. ......................... 226 34,124
5,329,199
Software — 4.9%
Adobe, Inc.
(a)
....................... 1,435 826,158
ANSYS, Inc.
(a)
...................... 305 103,837
Autodesk, Inc.
(a)
..................... 758 216,159
Cadence Design Systems, Inc.
(a)
......... 588 89,047
Ceridian HCM Holding, Inc.
(a)
............ 66 7,433
Citrix Systems, Inc. .................. 315 33,822
Dassault Systemes SE ................ 2,787 146,667
Dynatrace, Inc.
(a)
.................... 427 30,304
Fortinet, Inc.
(a)
...................... 373 108,931
HubSpot, Inc.
(a)
..................... 25 16,902
Intuit, Inc. ......................... 723 390,066
Microsoft Corp. ..................... 22,252 6,273,284
NortonLifeLock, Inc. .................. 1,910 48,323
Oracle Corp. ....................... 5,573 485,575
Palantir Technologies, Inc., Class A
(a)
...... 768 18,463
Paycom Software, Inc.
(a)
............... 110 54,532
PTC, Inc.
(a)
........................ 259 31,026
salesforce.com, Inc.
(a)
................. 2,940 797,387
SAP SE .......................... 3,090 417,858
Security
Shares
Shares Value
Software (continued)
ServiceNow, Inc.
(a)
................... 702 $ 436,833
Sinch AB
(a)(d)(e)
...................... 1,571 30,465
Synopsys, Inc.
(a)
.................... 363 108,686
TeamViewer AG
(a)(e)
.................. 216 6,319
Temenos AG (Registered) .............. 148 20,082
Trend Micro, Inc. .................... 400 22,275
Tyler Technologies, Inc.
(a)
.............. 31 14,218
Xero Ltd.
(a)
........................ 68 6,673
Zoom Video Communications, Inc., Class A
(a)
. 30 7,845
10,749,170
Specialty Retail — 1.1%
ABC-Mart, Inc. ..................... 300 16,852
AutoZone, Inc.
(a)
.................... 24 40,752
Bath & Body Works, Inc. ............... 898 56,601
Best Buy Co., Inc. ................... 396 41,861
CarMax, Inc.
(a)
...................... 168 21,497
Fast Retailing Co. Ltd. ................ 200 147,503
Gap, Inc. (The) ..................... 622 14,119
H & M Hennes & Mauritz AB, Class B
(a)
..... 2,813 56,940
Home Depot, Inc. (The) ............... 2,951 968,695
Industria de Diseno Textil SA ............ 3,015 110,939
Lowe's Cos., Inc. .................... 1,837 372,654
Nitori Holdings Co. Ltd. ................ 200 39,414
O'Reilly Automotive, Inc.
(a)
.............. 78 47,663
Ross Stores, Inc. .................... 936 101,884
TJX Cos., Inc. (The) .................. 3,944 260,225
Tractor Supply Co. ................... 339 68,685
Ulta Beauty, Inc.
(a)
................... 193 69,658
2,435,942
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc. ........................ 42,136 5,962,244
Brother Industries Ltd. ................ 1,400 30,807
Canon, Inc. ........................ 3,100 75,851
FUJIFILM Holdings Corp. .............. 800 69,080
HP, Inc. .......................... 1,781 48,728
Logitech International SA (Registered) ...... 186 16,548
Ricoh Co. Ltd. ...................... 700 7,163
Seiko Epson Corp. ................... 500 10,095
6,220,516
Textiles, Apparel & Luxury Goods — 1.4%
adidas AG ........................ 512 160,899
EssilorLuxottica SA .................. 657 125,548
Hanesbrands, Inc. ................... 1,045 17,932
Hermes International ................. 42 57,949
Kering SA ......................... 125 88,783
Lululemon Athletica, Inc.
(a)
.............. 963 389,726
LVMH Moet Hennessy Louis Vuitton SE ..... 621 444,800
NIKE, Inc., Class B .................. 8,693 1,262,485
Pandora A/S ....................... 121 14,689
Puma SE ......................... 368 40,909
PVH Corp.
(a)
....................... 213 21,894
Ralph Lauren Corp. .................. 144 15,990
Tapestry, Inc. ....................... 835 30,912
Under Armour, Inc., Class A
(a)
............ 564 11,381
Under Armour, Inc., Class C
(a)
........... 588 10,302
VF Corp. ......................... 4,898 328,117
3,022,316
Trading Companies & Distributors — 0.5%
Ashtead Group plc ................... 1,618 122,310
Brenntag SE ....................... 83 7,710
Bunzl plc ......................... 2,357 77,768
Fastenal Co. ....................... 1,812 93,517
Ferguson plc ....................... 1,342 186,299

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
ITOCHU Corp. ..................... 1,300 $ 37,864
Marubeni Corp. ..................... 12,000 99,279
Mitsubishi Corp. ..................... 4,100 128,750
Mitsui & Co. Ltd. .................... 1,500 32,800
Sumitomo Corp. .................... 6,000 84,522
United Rentals, Inc.
(a)
................. 270 94,751
WW Grainger, Inc. ................... 182 71,537
1,037,107
Transportation Infrastructure — 0.1%
Transurban Group
(f)
.................. 10,182 102,619
Water Utilities — 0.3%
American Water Works Co., Inc. .......... 2,316 391,497
Essential Utilities, Inc. ................. 1,728 79,626
Severn Trent plc .................... 2,935 102,752
United Utilities Group plc ............... 7,524 97,927
671,802
Wireless Telecommunication Services — 0.1%
KDDI Corp. ........................ 1,800 59,262
SoftBank Corp. ..................... 2,000 27,129
SoftBank Group Corp. ................ 2,200 127,128
Vodafone Group plc .................. 32,526 49,494
263,013
Total Common Stocks — 65.7%
(Cost: $120,345,434) .............................. 143,349,792
Par (000)
Par (000)
Corporate Bonds — 0.0%
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ........... USD 25 34,217
Total Corporate Bonds — 0.0%
(Cost: $29,430) ................................. 34,217
Beneficial Interest
(000)
Other Interests — 0.0%
(g)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(h)(i)
........ 25 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Shares
Shares
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Preference) .. 280 21,240
Porsche Automobil Holding SE (Preference) .. 164 16,218
Volkswagen AG (Preference) ............ 419 93,396
130,854
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 115 73,210
Total Preferred Stocks — 0.1%
(Cost: $188,965) ................................. 204,064
Security
Shares
Shares Value
Rights — 0.0%
Multi-Utilities — 0.0%
Veolia Environnement SA(Expires
10/28/2021)
(a)
.................... 2,896 $ 2,351
Transportation Infrastructure — 0.0%
Transurban Group(Expires 10/15/2021)
(a)
.... 1,131 858
Total Rights — 0.0%
(Cost: $–) ..................................... 3,209
Par (000)
Par (000)
U.S. Treasury Obligations — 10.2%
U.S. Treasury Notes:
1.50%, 09/15/22 .................. USD 11,000 11,146,953
0.13%, 12/15/23 .................. 11,000 10,948,438
Total U.S. Treasury Obligations — 10.2%
(Cost: $22,103,116) ............................... 22,095,391
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(a)
..... 392 4,645
Total Warrants — 0.0% .............................. 4,645
Total Long-Term Investments — 76.0%
(Cost: $142,668,885) .............................. 165,691,318
Short-Term Securities — 3.7%
(j)(k)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 7,539,832 7,539,832
SL Liquidity Series, LLC, Money Market Series,
0.13%
(l)
........................ 616,889 617,074
Total Short-Term Securities — 3.7%
(Cost: $8,156,906) ............................... 8,156,906
Total Investments — 79.7%
(Cost: $150,825,791 ) .............................. 173,848,224
Other Assets Less Liabilities — 20.3% ................... 44,407,906
Net Assets — 100.0% ............................... $ 218,256,130

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 7,228,106 $ 311,726 $ — $ — $ — $ 7,539,832 7,539,832 $ 767 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 53,711 563,358 — — 5 617,074 616,889 256
(b)
—
$ — $ 5 $ 8,156,906 $ 1,023 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ............................................................ 67 10/15/21 $ 6,842 $ 70,353
FTSE China A50 Index ...................................................... 384 10/28/21 5,949 10,717
MSCI Singapore Index ...................................................... 179 10/28/21 4,660 (62,235)
SGX NIFTY 50 Index ....................................................... 14 10/28/21 493 (8,431)
TOPIX Index ............................................................. 35 12/09/21 6,386 34,437
Australia 10 Year Bond ...................................................... 1,104 12/15/21 112,914 (1,829,020)
FTSE/JSE Top 40 Index ..................................................... 120 12/15/21 4,636 21,933
SPI 200 Index ............................................................ 59 12/16/21 7,777 (28,660)
DAX Index .............................................................. 8 12/17/21 3,542 (89,961)
FTSE 100 Index .......................................................... 88 12/17/21 8,387 103,701
FTSE/MIB Index .......................................................... 171 12/17/21 25,129 (185,569)
Mini-DAX Index ........................................................... 11 12/17/21 974 (16,279)
WIG20 Index ............................................................ 79 12/17/21 915 (2,968)
Canada 10 Year Bond ...................................................... 525 12/20/21 59,335 (1,050,443)
(3,032,425)
Short Contracts
AEX Index .............................................................. 125 10/15/21 22,308 474,495
CAC 40 10 Euro Index ...................................................... 151 10/15/21 11,401 137,249
OMXS30 Index ........................................................... 130 10/15/21 3,346 132,760
Euro-Bund .............................................................. 35 12/08/21 6,885 2,562
Euro- Buxl ............................................................... 75 12/08/21 17,665 590,217
S&P/TSX 60 Index ......................................................... 51 12/16/21 9,632 178,258
MSCI EAFE E-Mini Index .................................................... 322 12/17/21 36,499 1,625,224
S&P 500 E-Mini Index ...................................................... 574 12/17/21 123,345 5,116,472
U.S. Treasury 10 Year Note ................................................... 463 12/21/21 60,986 580,069
U.S. Treasury Ultra Bond .................................................... 39 12/21/21 7,471 173,106
Long Gilt ............................................................... 264 12/29/21 44,518 989,231
SET50 Index ............................................................. 1,404 12/29/21 7,985 124,847
U.S. Treasury 5 Year Note .................................................... 274 12/31/21 33,646 142,803
10,267,293
$ 7,234,868
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
RUB 95,921,000 USD 1,287,316 HSBC Bank plc 12/15/21 $ 13,529
USD 2,231,506 AUD 3,023,384 Banco Santander SA 12/15/21 44,972
USD 1,573,608 AUD 2,175,000 Goldman Sachs International 12/15/21 631
USD 874,005 AUD 1,197,000 JPMorgan Chase Bank NA 12/15/21 8,325
USD 4,149,630 AUD 5,621,000 Morgan Stanley & Co. International plc 12/15/21 84,480
USD 1,794,784 BRL 9,627,000 UBS AG 12/15/21 49,160
USD 4,346,570 CAD 5,505,000 Morgan Stanley & Co. International plc 12/15/21 359
USD 814,473 CHF 753,000 Bank of America NA 12/15/21 4,940
USD 627,468 CHF 577,000 Morgan Stanley & Co. International plc 12/15/21 7,149
USD 454,772 EUR 384,000 Canadian Imperial Bank of Commerce 12/15/21 9,270
USD 1,571,074 EUR 1,339,000 HSBC Bank plc 12/15/21 17,618
USD 6,216,088 EUR 5,248,000 Morgan Stanley & Co. International plc 12/15/21 127,564
USD 2,252,272 GBP 1,647,000 Bank of America NA 12/15/21 32,829
USD 1,206,929 GBP 876,000 HSBC Bank plc 12/15/21 26,460
USD 404,710 JPY 44,576,531 Credit Agricole Corporate & Investment Bank SA 12/15/21 3,916
USD 962,788 JPY 106,047,000 HSBC Bank plc 12/15/21 9,305
USD 4,374,814 JPY 482,110,000 Morgan Stanley & Co. International plc 12/15/21 40,096
USD 872,862 KRW 1,032,166,000 BNP Paribas SA 12/15/21 2,249
USD 3,139,358 MXN 63,356,000 Toronto Dominion Bank 12/15/21 102,678

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 19,254 NOK 168,000 Goldman Sachs International 12/15/21 $ 48
USD 814,864 PLN 3,199,000 JPMorgan Chase Bank NA 12/15/21 10,733
USD 844,613 SEK 7,276,000 Bank of America NA 12/15/21 12,893
USD 1,877,390 THB 62,152,000 Citibank NA 12/15/21 41,241
USD 916,188 ZAR 13,208,000 Goldman Sachs International 12/15/21 47,991
698,436
AUD 2,532,000 USD 1,845,231 Goldman Sachs International 12/15/21 (14,068)
AUD 792,000 USD 584,564 Nomura International plc 12/15/21 (11,784)
CAD 1,062,000 USD 839,452 JPMorgan Chase Bank NA 12/15/21 (1,000)
CHF 622,000 USD 676,410 JPMorgan Chase Bank NA 12/15/21 (7,712)
CLP 320,229,000 USD 403,986 Goldman Sachs International 12/15/21 (11,694)
EUR 338,000 USD 398,780 HSBC Bank plc 12/15/21 (6,646)
EUR 17,241,089 USD 20,398,860 Morgan Stanley & Co. International plc 12/15/21 (396,421)
GBP 575,000 USD 792,228 Barclays Bank plc 12/15/21 (17,377)
GBP 1,864,000 USD 2,521,225 JPMorgan Chase Bank NA 12/15/21 (9,360)
INR 395,000 USD 5,302 BNP Paribas SA 12/15/21 (25)
KRW 185,749,000 USD 158,950 HSBC Bank plc 12/15/21 (2,274)
NZD 116,000 USD 82,334 UBS AG 12/15/21 (2,300)
SEK 5,663,000 USD 657,326 HSBC Bank plc 12/15/21 (9,988)
SGD 163,000 USD 121,094 HSBC Bank plc 12/15/21 (1,066)
USD 2,092,511 CAD 2,651,432 Morgan Stanley & Co. International plc 12/15/21 (800)
USD 1,327,219 RUB 98,118,000 Morgan Stanley & Co. International plc 12/15/21 (3,421)
(495,936)
$ 202,500
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.13% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/15/27 USD 5,000 $ 22,790 $ 1,742 $ 21,048
1 day SORA Semi-Annual 0.84% Semi-Annual 03/16/22
(a)
03/16/27 SGD 11,000 (134,908) — (134,908)
1 day SORA Semi-Annual 0.85% Semi-Annual 03/16/22
(a)
03/16/27 SGD 3,500 (41,095) — (41,095)
1 day SORA Semi-Annual 0.86% Semi-Annual 03/16/22
(a)
03/16/27 SGD 3,500 (40,842) — (40,842)
1 day SORA Semi-Annual 0.92% Semi-Annual 03/16/22
(a)
03/16/27 SGD 5,000 (46,443) — (46,443)
1 day SORA Semi-Annual 0.92% Semi-Annual 03/16/22
(a)
03/16/27 SGD 5,000 (46,624) — (46,624)
6 month BBR Semi-Annual 0.96% Semi-Annual 03/16/22
(a)
03/16/27 AUD 34,550 (278,464) — (278,464)
6 month BBR Semi-Annual 0.97% Semi-Annual 03/16/22
(a)
03/16/27 AUD 50,050 (392,763) — (392,763)
6 month BBR Semi-Annual 0.98% Semi-Annual 03/16/22
(a)
03/16/27 AUD 4,000 (29,549) — (29,549)
6 month BBR Semi-Annual 0.98% Semi-Annual 03/16/22
(a)
03/16/27 AUD 4,000 (28,700) — (28,700)
1 day SORA Semi-Annual 0.99% Semi-Annual 03/16/22
(a)
03/16/27 SGD 8,000 (54,110) — (54,110)
0.54% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 5,000 93,530 (1,493) 95,023
0.83% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 4,000 (481) (481) —
0.80% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 10,000 18,573 3,110 15,463
0.81% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 6,000 7,675 (8,578) 16,253
0.51% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 24,000 506,681 215 506,466
6 month BBR Semi-Annual 1.03% Semi-Annual 03/16/22
(a)
03/16/27 AUD 6,600 (35,910) — (35,910)
6 month BBR Semi-Annual 1.03% Semi-Annual 03/16/22
(a)
03/16/27 AUD 13,400 (73,856) — (73,856)
6 month BBR Semi-Annual 1.16% Semi-Annual 03/16/22
(a)
03/16/27 AUD 6,000 — — —
3 month BA Semi-Annual 1.40% Semi-Annual 03/16/22
(a)
03/16/27 CAD 39,000 (461,142) (58,158) (402,984)
3 month BA Semi-Annual 1.68% Semi-Annual 03/16/22
(a)
03/16/27 CAD 6,000 (7,380) — (7,380)
3 month BA Semi-Annual 1.71% Semi-Annual 03/16/22
(a)
03/16/27 CAD 8,000 (1,440) 504 (1,944)
6 month WIBOR Semi-Annual 1.82% Annual 03/16/22
(a)
03/16/27 PLN 10,000 (30,990) — (30,990)
6 month WIBOR Semi-Annual 1.84% Annual 03/16/22
(a)
03/16/27 PLN 28,000 (81,919) — (81,919)
6 month WIBOR Semi-Annual 1.87% Annual 03/16/22
(a)
03/16/27 PLN 55,000 (139,538) — (139,538)
6 month WIBOR Semi-Annual 1.88% Annual 03/16/22
(a)
03/16/27 PLN 20,000 (49,306) — (49,306)

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.99% Quarterly 3 month HIBOR Quarterly 03/16/22
(a)
03/16/27 HKD 40,000 $ 57,962 $ — $ 57,962
1.08% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/16/27 USD 5,000 35,139 (889) 36,028
1.06% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/16/27 USD 9,000 72,070 (1,301) 73,371
0.38% Annual 3 month STIBOR Quarterly 03/16/22
(a)
03/16/27 SEK 71,000 96,064 (64) 96,128
(0.12)% Annual
6 month
EURIBOR Semi-Annual 03/16/22
(a)
03/16/27 EUR 14,000 2,716 2,715 1
(0.28)% Annual
6 month
EURIBOR Semi-Annual 03/16/22
(a)
03/16/27 EUR 64,000 583,998 11,834 572,164
3 month JIBAR Quarterly 6.24% Quarterly 03/16/22
(a)
03/16/27 ZAR 658,000 (745,264) — (745,264)
3 month JIBAR Quarterly 6.30% Quarterly 03/16/22
(a)
03/16/27 ZAR 125,000 (121,794) — (121,794)
3 month JIBAR Quarterly 6.41% Quarterly 03/16/22
(a)
03/16/27 ZAR 63,000 (42,743) — (42,743)
3 month JIBAR Quarterly 6.67% Quarterly 03/16/22
(a)
03/16/27 ZAR 57,000 — — —
$ (1,388,063) $ (50,844) $ (1,337,219)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 15,000 $ 128,244 $ — $ 128,244
9.34% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 11,000 45,399 — 45,399
7.18% At Termination
1 day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/25 BRL 21,000 285,672 — 285,672
6.42% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 22,000 380,670 — 380,670
7.86% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 19,000 201,045 — 201,045
7.91% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 10,000 109,086 — 109,086
7.95% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 12,000 127,918 — 127,918
8.32% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 10,000 89,998 — 89,998
7.82% At Termination
1 day
BZDIOVER At Termination HSBC Bank plc N/A 01/02/25 BRL 8,000 89,884 — 89,884
8.67% At Termination
1 day
BZDIOVER At Termination HSBC Bank plc N/A 01/02/25 BRL 13,000 96,191 — 96,191
9.73% At Termination
1 day
BZDIOVER At Termination HSBC Bank plc N/A 01/02/25 BRL 10,000 23,939 — 23,939
6.75% At Termination
1 day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc N/A 01/02/25 BRL 18,000 286,620 — 286,620
0.66% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 TWD 969,000 154,906 — 154,906
0.98% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 THB 711,280 255,687 — 255,687
0.99% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 THB 583,000 199,507 — 199,507
1 day MIBOR Semi-Annual 5.38% Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 INR 2,634,320 (254,375) — (254,375)
1.60% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 7,137,000 88,025 — 88,025

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.68% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 19,936,397 $ 176,404 $ — $ 176,404
1.71% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 3,912,150 29,601 — 29,601
1.72% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 3,200,850 23,834 — 23,834
0.98% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 03/16/22
(a)
03/16/27 THB 584,403 206,714 — 206,714
0.99% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 03/16/22
(a)
03/16/27 THB 172,000 60,097 — 60,097
1.65% Quarterly
3 month
CD_KSDA Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 KRW 20,874,050 214,805 — 214,805
2.52% Quarterly
1 week
CNREPOFI Quarterly Citibank NA 03/16/22
(a)
03/16/27 CNY 22,500 2,908 — 2,908
2.52% Quarterly
1 week
CNREPOFI Quarterly Citibank NA 03/16/22
(a)
03/16/27 CNY 22,500 2,098 — 2,098
0.99% Semi-Annual
6 month
THBFIX Semi-Annual
Goldman Sachs
International 03/16/22
(a)
03/16/27 THB 721,750 246,988 — 246,988
0.74% Quarterly
3 month
TWCPBA Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 TWD 42,000 877 — 877
1.58% Quarterly
3 month
CD_KSDA Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 KRW 2,164,000 28,077 — 28,077
1.59% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 03/16/22
(a)
03/16/27 KRW 4,185,000 52,035 — 52,035
1.74% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 03/16/22
(a)
03/16/27 KRW 4,882,000 31,854 — 31,854
1.62% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 4,185,000 47,425 — 47,425
1.65% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 20,643,921 213,263 — 213,263
1.68% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 25,644,632 234,103 — 234,103
1.74% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 10,634,000 69,385 — 69,385
1.75% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 4,596,500 28,150 — 28,150
1.77% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 4,596,500 25,388 — 25,388
2.52% Quarterly
1 week
CNREPOFI Quarterly Nomura International plc 03/16/22
(a)
03/16/27 CNY 33,000 — — —
$ 4,002,422 $ — $ 4,002,422
(a)
Forward swap.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
October 2021 .......... BRL 10,320,536 Merrill Lynch International & Co. 10/13/21 BRL 10,321 $ (106,391) $ — $ (106,391)
BOVESPA Index Futures
October 2021 .......... BRL 715,089 Merrill Lynch International & Co. 10/13/21 BRL 715 (9,350) — (9,350)
Taiwan Capitalization Weighted
Stock Index Futures October
2021 ................ TWD 23,609,701 Merrill Lynch International & Co. 10/20/21 TWD 23,610 — — —

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Total Return Swaps (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures October
2021 ................ TWD 24,397,001 Merrill Lynch International & Co. 10/20/21 TWD 24,397 $ (25,499) $ — $ (25,499)
Taiwan Capitalization Weighted
Stock Index Futures October
2021 ................ TWD 164,840,266 Merrill Lynch International & Co. 10/20/21 TWD 164,840 (86,785) — (86,785)
KOSPI 200 Index Futures
December 2021 ........ KRW 1,101,672,000 Merrill Lynch International & Co. 12/09/21 KRW 1,101,672 — — —
KOSPI 200 Index Futures
December 2021 ........ KRW 2,542,412,500 Merrill Lynch International & Co. 12/09/21 KRW 2,542,413 (27,903) — (27,903)
KOSPI 200 Index Futures
December 2021 ........ KRW 11,233,534,100 Merrill Lynch International & Co. 12/09/21 KRW 11,233,534 (416,731) — (416,731)
Swiss Market Index Futures
December 2021 ........ CHF (6,277,332) HSBC Bank plc 12/17/21 CHF 6,277 262,688 — 262,688
Russian Depositary Net Total
Return USD Index ....... USD (401,978) Merrill Lynch International & Co. 02/11/22 USD 402 (35,053) — (35,053)
MSCI Mexico Net Return Index USD 2,370,960 HSBC Bank plc 05/04/22 USD 2,371 (29,078) — (29,078)
MSCI Mexico Net Return Index USD 437,690 Merrill Lynch International & Co. 05/04/22 USD 438 (5,468) — (5,468)
MSCI Chile Net Return Index .. USD (439,134) HSBC Bank plc 06/10/22 USD 439 18,943 — 18,943
$ (460,627) $ — $ (460,627)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.24%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.49
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 day SORA ......................................... Singapore Overnight Rate Average 0.07
1 week CNREPOFI .................................... China Fixing Repo Rates 2.37
3 month BA .......................................... Canadian Bankers Acceptances 0.45
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 1.04
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 0.14
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.68
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.10)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.48
6 month BBR ........................................ Australian Bank Bill Rate 0.05
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.33
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.21

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CNREPOFI Day China Fixing Repo Rates
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
STIBOR Stockholm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hiera rchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ — $ 138,038 $ — $ 138,038
Air Freight & Logistics .................................... 1,066,061 359,713 — 1,425,774
Airlines .............................................. 1,181,539 40,548 — 1,222,087
Auto Components ...................................... 49,179 481,091 — 530,270
Automobiles .......................................... 2,034,561 1,343,709 — 3,378,270
Banks ............................................... 4,488,815 3,118,393 — 7,607,208
Beverages ........................................... 187,985 226,295 — 414,280
Biotechnology ......................................... 2,144,753 296,328 — 2,441,081
Building Products ....................................... 379,236 589,836 — 969,072
Capital Markets ........................................ 2,809,310 1,159,942 — 3,969,252
Chemicals ............................................ 1,307,076 1,355,726 — 2,662,802
Commercial Services & Supplies ............................. 857,111 192,251 — 1,049,362
Construction & Engineering ................................ 47,463 216,430 — 263,893
Construction Materials .................................... — 119,605 — 119,605
Consumer Finance ...................................... 647,466 — — 647,466
Containers & Packaging .................................. — 25,903 — 25,903
Distributors ........................................... 824,522 — — 824,522
Diversified Financial Services ............................... 1,765,837 334,819 — 2,100,656
Diversified Telecommunication Services ........................ 24,264 51,512 — 75,776
Electric Utilities ........................................ 2,410,553 1,554,165 — 3,964,718
Electrical Equipment ..................................... 132,560 381,294 — 513,854
Electronic Equipment, Instruments & Components ................. 12,370 572,803 — 585,173
Energy Equipment & Services .............................. 15,326 — — 15,326
Entertainment ......................................... 2,507,928 170,463 — 2,678,391
Equity Real Estate Investment Trusts (REITs) .................... 3,301,851 460,093 — 3,761,944
Food & Staples Retailing .................................. 1,353,718 312,339 — 1,666,057

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Food Products ......................................... $ 36,011 $ 702,168 $ — $ 738,179
Gas Utilities ........................................... — 535,406 — 535,406
Health Care Equipment & Supplies ........................... 2,332,637 794,321 — 3,126,958
Health Care Providers & Services ............................ 2,351,271 129,443 — 2,480,714
Health Care Technology .................................. — 78,395 — 78,395
Hotels, Restaurants & Leisure .............................. 4,880,708 401,156 — 5,281,864
Household Durables ..................................... 653,386 506,284 — 1,159,670
Household Products ..................................... 456,866 164,365 — 621,231
Independent Power and Renewable Electricity Producers ............ 57,737 105,073 — 162,810
Industrial Conglomerates .................................. — 512,083 — 512,083
Insurance ............................................ 5,162,250 2,534,304 — 7,696,554
Interactive Media & Services ............................... 7,496,711 39,041 — 7,535,752
Internet & Direct Marketing Retail ............................ 5,969,335 453,515 — 6,422,850
IT Services ........................................... 5,662,058 846,543 — 6,508,601
Leisure Products ....................................... 389,414 191,830 — 581,244
Life Sciences Tools & Services .............................. 1,434,614 127,987 — 1,562,601
Machinery ............................................ 209,817 998,451 — 1,208,268
Marine .............................................. — 228,386 — 228,386
Media ............................................... 1,590,193 121,491 — 1,711,684
Metals & Mining ........................................ — 320,794 — 320,794
Multiline Retail ......................................... 1,417,487 23,502 — 1,440,989
Multi-Utilities .......................................... 1,222,418 690,118 — 1,912,536
Oil, Gas & Consumable Fuels ............................... 3,825,700 1,487,723 — 5,313,423
Paper & Forest Products .................................. — 25,012 — 25,012
Personal Products ...................................... 131,998 458,552 — 590,550
Pharmaceuticals ....................................... 5,695,236 2,982,581 — 8,677,817
Professional Services .................................... 782,097 1,094,273 — 1,876,370
Real Estate Management & Development ....................... 262,644 695,623 — 958,267
Road & Rail ........................................... 1,079,930 118,390 — 1,198,320
Semiconductors & Semiconductor Equipment .................... 4,421,100 908,099 — 5,329,199
Software ............................................. 10,098,831 650,339 — 10,749,170
Specialty Retail ........................................ 2,064,294 371,648 — 2,435,942
Technology Hardware, Storage & Peripherals .................... 6,010,972 209,544 — 6,220,516
Textiles, Apparel & Luxury Goods ............................ 2,088,739 933,577 — 3,022,316
Trading Companies & Distributors ............................ 259,805 777,302 — 1,037,107
Transportation Infrastructure ............................... — 102,619 — 102,619
Water Utilities ......................................... 471,123 200,679 — 671,802
Wireless Telecommunication Services ......................... — 263,013 — 263,013
Corporate Bonds ........................................ — 34,217 — 34,217
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 204,064 — 204,064
Rights ................................................ 858 2,351 — 3,209
U.S. Treasury Obligations ................................... — 22,095,391 — 22,095,391
Warrants .............................................. 4,645 — — 4,645
Short-Term Securities ....................................... 7,539,832 — — 7,539,832
$ 115,610,201 $ 57,620,949 $ — $ 173,231,150
Investments Valued at NAV
(a)
...................................... 617,074
$ —
$ 173,848,224
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 8,030,446 $ 281,631 $ — $ 8,312,077
Foreign currency exchange contracts ............................ — 698,436 — 698,436
Interest rate contracts ....................................... 2,477,988 5,746,704 — 8,224,692
Liabilities:
Equity contracts ........................................... (394,103) (742,258) — (1,136,361)
Foreign currency exchange contracts ............................ — (495,936) — (495,936)
Interest rate contracts ....................................... (2,879,463) (3,081,501) — (5,960,964)
$ 7,234,868 $ 2,407,076 $ — $ 9,641,944
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.